Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 123.7	SFr 110.5
Total current and non-current financial liabilities	551.3	400.7
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	123.7	110.5
Total other non-current financial liabilities at amortized cost	427.6	290.2
Financial liabilities at amortized cost | Current lease liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	70.9	59.1
Total other non-current financial liabilities at amortized cost	426.9	288.5
Financial liabilities at amortized cost | Customer refund liability returns
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	45.0	40.9
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	7.8	10.4
Total other non-current financial liabilities at amortized cost	0.7	1.7
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 0.0	SFr 0.0